EQUIPMENT SUBJECT TO OPERATING LEASES (Details) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) Months	Dec. 31, 2015 USD ($)
Equipment subject to operating leases
Initial noncancellable lease terms, maximum (in months) | Months	84
Future minimum lease payments to be received under noncancellable operating leases
2017	$ 9.3
2018	4.9
2019	3.5
2020	1.9
2021	1.1
Thereafter	0.7
Total future minimum lease payments to be received	21.4
Rental income from assets
Rental income from assets subject to operating leases	14.0	$ 12.0
Property Subject to Operating Lease
Equipment subject to operating leases
Net book value of equipment subject to operating leases	67.0	58.0
Accumulated depreciation	$ 16.0	$ 37.0